Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,136.6	$ 809.6	$ 724.9	$ 263.5	$ 8.7	$ 3,943.3
Canada
Total	1.6	1.0	1.3		1.1	5.0
Canada Federal
Total	(7.5)					(7.5)
Canada Federal, Receiver General
Total	(8.1)					(8.1)
Canada Federal, Canada Revenue Agency
Total	0.2					0.2
Canada Federal, Other
Total	0.4					0.4
Canada Manitoba
Total	5.6					5.6
Canada Manitoba, Ministry of Finance
Total	0.8					0.8
Canada Manitoba, Other
Total	4.8					4.8
Canada Newfoundland
Total	1.9	1.0	1.3			4.2
Canada Newfoundland, Newfoundland Exchequer Account
Total	1.2		1.3			2.5
Canada Newfoundland, Nunatsivut Government
Total		0.5				0.5
Canada Newfoundland, Innu Nation
Total		0.5				0.5
Canada Newfoundland, Other
Total	0.7					0.7
Canada Ontario
Total	1.1				1.1	2.2
Canada Ontario, Atikameksheng Anishnawbek First Nation
Total					0.4	0.4
Canada Ontario, Sagamok Anishnawbek First Nation
Total					0.4	0.4
Canada Ontario, City of Greater Sudbury
Total					0.2	0.2
Canada Ontario, Wahnapitae First Nation
Total					0.1	0.1
Canada Ontario, Other
Total	1.1					1.1
Canada Quebec
Total	0.5					0.5
Canada Quebec, Other
Total	0.5					0.5
United States
Total	4.8					4.8
United States U.S. Federal Government
Total	4.8					4.8
Brazil
Total	1,970.7	772.7	594.6	263.5	0.6	3,602.1
Brazil Federal
Total	1,970.7		85.4	263.5		2,319.4
Brazil Federal, Ministry of Economy
Total	1,567.1		1.2			1,568.3
Brazil Federal, National Mining Agency
Total			0.2			0.2
Brazil Federal, Ministry of Finance
Total	403.6					403.6
Brazil Federal, National Land Transport Agency
Total			57.4	$ 263.5		320.9
Brazil Federal, Ministry of Transport
Total			4.7			4.7
Brazil Federal, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)
Total			21.9			21.9
Brazil Pará
Total		495.5	455.3		0.5	951.3
Brazil Pará, National Mining Agency
Total		495.5				495.5
Brazil Pará, State Department of Finance
Total			453.4			453.4
Brazil Pará, Court of Justice of the State of Pará
Total					0.5	0.5
Brazil Pará, Other
Total			1.9			1.9
Brazil Minas Gerais
Total		277.2	50.4			327.6
Brazil Minas Gerais, National Mining Agency
Total		277.2				277.2
Brazil Minas Gerais, State Department of Finance of Minas Gerais
Total			48.5			48.5
Brazil Minas Gerais, Other
Total			1.9			1.9
Brazil Maranhão
Total			3.5		0.1	3.6
Brazil Maranhão, Maranhão Port Administration Company (EMAP)
Total			3.5			3.5
Brazil Maranhão, Other
Total					0.1	0.1
Chile
Total		0.5				0.5
Chile Federal
Total		0.5				0.5
Chile Federal, General Treasury of the Republic
Total		0.5				0.5
Peru
Total		1.4				1.4
Peru Federal
Total		1.4				1.4
Peru Federal, Government of Peru
Total		1.4				1.4
China continental
Total	4.6		54.6			59.2
China continental Federal
Total	4.6		53.9			58.5
China continental Federal, Port of Caofeidian Ore Terminal Co., LTD.
Total			12.0			12.0
China continental Federal, Qingdao Port Dongjiakou Ore Terminal Co.,Ltd
Total			9.8			9.8
China continental Federal, China Ocean Shipping Agency Tangshan
Total			9.7			9.7
China continental Federal, Zhoushan Shulanghu Terminal Co., Ltd.
Total			9.2			9.2
China continental Federal, Tangshan Caofeidian Shiye Port Company Limited
Total			4.4			4.4
China continental Federal, COSCO Shipping Logistics (Zhanjiang) Co., Ltd.
Total			4.2			4.2
China continental Federal, Waigaoqiao Tax Bureau
Total	3.6					3.6
China continental Federal, Qingdao Port International Co., Ltd.
Total			1.4			1.4
China continental Federal, China Ocean Shipping Agency Rizhao Co., LTD
Total			1.1			1.1
China continental Federal, China Ocean Shipping Agency Nanjing Co., LTD
Total			1.0			1.0
China continental Federal, Jing’an Tax Bureau
Total	0.9					0.9
China continental Federal, CCIC Shanghai Co.Ltd
Total			0.8			0.8
China continental Federal, Chaoyang Tax Bureau
Total	0.1					0.1
China continental Federal, COSCO Shipping Logistics Zhoushan Co., LTD
Total			0.1			0.1
China continental Federal, Qingdao Port Dongjiakou Bulk Logistics Center Co., Ltd.
Total			0.1			0.1
China continental Federal, Yantai Port Holdings Co., Ltd.
Total			0.1			0.1
China continental Fujian
Total			0.7			0.7
China continental Fujian, Fujian Kemen Port Supply Chain Management Co., Ltd.
Total			0.6			0.6
China continental Fujian, Fujian Luoyu Port Development Co.,Ltd
Total			0.1			0.1
Indonesia
Total	91.1	34.0			7.0	132.1
Indonesia Federal
Total	91.1	34.0			0.1	125.2
Indonesia Federal, Directorate General of Tax
Total	88.5					88.5
Indonesia Federal, Ministry of Energy and Mineral Resources
Total		$ 34.0				34.0
Indonesia Federal, Government of Indonesia
Total	2.6				0.1	2.7
Indonesia South Sulawesi
Total					5.7	5.7
Indonesia South Sulawesi, Soroako Technical Academy
Total					4.4	4.4
Indonesia South Sulawesi, Community Development Committee
Total					0.7	0.7
Indonesia South Sulawesi, Yayasan Pendididkan Sorowako
Total					0.6	0.6
Indonesia Southeast Sulawesi
Total					0.9	0.9
Indonesia Southeast Sulawesi, Community Development Committee
Total					0.9	0.9
Indonesia Central Sulawesi
Total					0.3	0.3
Indonesia Central Sulawesi, Community Development Committee
Total					$ 0.3	0.3
Japan
Total	7.3					7.3
Japan Federal
Total	5.7					5.7
Japan Federal, National Tax Agency
Total	5.5					5.5
Japan Federal, Government of Japan
Total	0.1					0.1
Japan Federal, Shiba Tax Office
Total	0.1					0.1
Japan Mie
Total	1.6					1.6
Japan Mie, Mie Prefecture
Total	1.3					1.3
Japan Mie, Matsusaka City Hall
Total	0.3					0.3
Malaysia
Total	1.5					1.5
Malaysia Federal
Total	1.5					1.5
Malaysia Federal, Inland Revenue Board of Malaysia
Total	1.3					1.3
Malaysia Federal, Director General of Customs Malaysia
Total	0.2					0.2
Singapore
Total	6.8					6.8
Singapore Federal
Total	6.8					6.8
Singapore Federal, Comptroller of Income Tax
Total	6.8					6.8
Austria
Total	(0.2)					(0.2)
Austria Federal
Total	(0.2)					(0.2)
Austria Federal, Tax Authority Austria
Total	(0.2)					(0.2)
Netherlands
Total	1.6					1.6
Netherlands Federal
Total	1.6					1.6
Netherlands Federal, Tax and Customs Administration
Total	1.6					1.6
Oman
Total	14.4		74.4			88.8
Oman Federal
Total	14.4		74.4			88.8
Oman Federal, Oman Charter Company SAOC
Total			$ 74.4			74.4
Oman Federal, Ministry of Finance
Total	14.4					14.4
Switzerland
Total	31.4					31.4
Switzerland Federal
Total	4.6					4.6
Switzerland Federal, Federal Tax Administration
Total	3.6					3.6
Switzerland Federal, Department of Finance Tax Administration
Total	1.0					1.0
Switzerland Vaud
Total	26.8					26.8
Switzerland Vaud, Department of Finance Tax Administration
Total	18.4					18.4
Switzerland Vaud, Cantonal Tax Administration
Total	8.4					8.4
United Kingdom
Total	1.0					1.0
United Kingdom Federal
Total	1.0					1.0
United Kingdom Federal, HM Revenue and Customs
Total	$ 1.0					$ 1.0